Loans Receivables, Net (Details) - Schedule of the Allowance for Loan Losses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Allowance for Loan Losses [Abstract]
Balance at beginning of year	$ 76,799	$ 88,436
Written-off	(76,799)	(11,637)
Balance at end of year		$ 76,799